Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001825875
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41568
Entity Registrant Name	ERAYAK Power Solution Group Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 528, 4th Avenue
Entity Address, Address Line Two	Binhai Industrial Park
Entity Address, City or Town	Wenzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	325025
Title of 12(b) Security	class A ordinary shares, par value $0.22 per share
Trading Symbol	RAYA
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	ERAYAK Power Solution Group Inc. (the “Company,” “we,” “our,” or “us”) is filing this Amendment No. 1 on Form 20-F/A (the “Amendment”) to amend its Annual Report on Form 20-F for the fiscal year ended December 31, 2025 (the “Annual Report”), originally filed with the Securities and Exchange Commission (the “SEC”) on April 29, 2026.This Amendment is being filed to (i) revise the disclosure under Item 15(a) ; (ii) revise the disclosure under Item 15(b); correct certain display error in Item 3.A; and (iv) refile Exhibit 1.1.In connection with this Amendment, and as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, the Company is including currently dated certifications of its Chief Executive Officer and Chief Financial Officer as Exhibits 12.1, 12.2 and 13.1 hereto.Except as described above, this Amendment does not amend, update or change any other disclosures in the Annual Report and does not reflect any events occurring after the original filing date. This Amendment continues to describe conditions as of the date of the Annual Report, and except as expressly set forth herein, we have not updated, modified or supplemented the disclosures contained therein. This Amendment should be read together with the Annual Report.
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Erayak Power Solution Group Inc. and its subsidiaries (collectively, the “Group”) as of December 31, 2025, and the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity, and cash flows for the year ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Tang Qian & Associates, PLLC
Auditor Location	Dallas, Texas
Auditor Firm ID	7080
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	No. 528, 4th Avenue
Entity Address, Address Line Two	Binhai Industrial Park
Entity Address, City or Town	Wenzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	325025
City Area Code	+86
Local Phone Number	86-0571-82651956
Contact Personnel Name	Lingyi Kong
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	854,094
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	40,910